BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS

12.BORROWINGS

(1)Short-term borrowings

Short-term bank loans consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Industrial and Commercial Bank of China (1)	—	20,000
Bank of China (2)	—	30,000
Total	—	50,000
(1)

On March 25, 2024, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB20.0 million as working capital for one year, with a maturity date of March 20, 2025. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.

(2)

On December 27, 2023, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 2, 2024 and as a maturity date in January 2, 2025. The loan has a fixed interest rate of 2.85% per annum. The loan is pledged by the Company’s patent rights. The loan was fully repaid upon maturity.

The Group incurred interest expenses for short-term borrowings of nil and nil and RMB1,263 for the years ended December 31, 2022, 2023, and 2024, respectively. The annual weighted average interest rates were nil and nil and 2.85% for the years ended December 31, 2022, 2023, and 2024, respectively.

(2)Long-term borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Agricultural Bank of China	156,730	105,245
Total	156,730	105,245

Less: long-term borrowing-current portion	(28,029)	(29,300)

Long-term borrowing	128,701	75,945

12.BORROWINGS (Continued)

(2)Long-term borrowings (Continued)

On March 8, 2021, The Group entered into a line of credit agreement with Agricultural Bank of China, which is used for the development of Viomi Technology Park, a comprehensive high-tech industrial campus, which was completed in the second half of 2023. The line of credit is effective from March 8, 2021 to March 7, 2026 and the credit limit is RMB310,000. The loan is guaranteed by Foshan Viomi, a related party of the Group. As of December 31, 2024, the Group borrowed, in aggregate, a total of RMB192,371 under the line of credit, with interest rate ranging from 3.10% to 3.90% per annum. The Group repaid a total of RMB87,126, and the outstanding balance of long-term borrowings was RMB105,245 as of December 31, 2024. As of December 31, 2024, the Group had unutilized lines of credit of RMB117,629 under the line of credit agreement with Agricultural Bank of China.

The future maturities of long-term borrowings as of December 31, 2024 were as follows:

12 months ending December 31,	RMB
2025	29,300
2026	24,829
2027	24,829
2028	24,829
2029	1,040
Thereafter	418
Total long-term borrowings	105,245

The Group’s building properties with net book values of RMB245,587 and land use right with net book values of RMB57,904 were pledged as collateral to secure these loans as of December 31, 2024.

The Group completed the construction in the second half of 2023, and prior to the completion, the Group capitalized the interest expense as cost of the assets, and after the assets was ready for its intended use, the Group expenses off the interest expenses. The Group capitalized interest expense of RMB3,516 and RMB5,031 for the years ended December 31, 2022, 2023, respectively, and the Group recorded interest expenses of RMB623 and RMB4,262 for the years ended December 31, 2023, and 2024, respectively.